INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Schedule of Intangible assets
	March 31,	December 31,
	2022	2021
	(Unaudited)
Distribution software	$38,970	$38,980
Patents acquired from related party	12,470	12,483
Total intangible assets	51,440	51,463
Less: Accumulated amortization	(14,678)	(12,587)
Intangible assets, net	$36,762	$38,876

	December 31,	December 31,
	2021	2020
Distribution software	$38,980	$37,914
Patents acquired from related party (Note 12)	12,483	21,232
Total intangible assets	514,463	59,146
Less: Accumulated amortization	(12,587)	(4,234)
Intangible assets, net	$38,876	$54,912

Schedule of amortization of intangible assets expense
Year ending December 31, 2022	6,306
Year ending December 31, 2023	8,420
Year ending December 31, 2024	8,420
Year ending December 31, 2025	2,533
Thereafter	11,083
Total	$36,762

Year ending December 31, 2022	8,420
Year ending December 31, 2023	8,420
Year ending December 31, 2024	8,420
Year ending December 31, 2025	2,533
Thereafter	11,083
Total	$38,876